Research, Development and Engineering Expenses, Net (Tables)	6 Months Ended
Jun. 30, 2023
Research, Development and Engineering Expenses, Net [Abstract]
Schedule of Research, Development and Engineering Expenses, Net	RESEARCH, DEVELOPMENT AND ENGINEERING EXPENSES, NET:
	Six months ended June 30
	2023	2022
	USD in thousands

Total research, development and engineering expenses	1,758	2,730
Less – grants	(94)	(263)
	1,664	2,467